UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE, 20TH FLOOR

NEW YORK, NEW YORK 10022

(Address of Principal Executive Offices) (Zip Code)

Jeffrey Dillabough, Esq.

Secretary

Weiss Strategic Interval Fund

320 Park Avenue, 20th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31st

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Weiss Strategic Interval Fund

Semi-Annual Report

June 30, 2019

(unaudited)

Investments Composition

Weiss Strategic Interval Fund

June 30, 2019 (unaudited)

Top Ten Holdings as of June 30, 2019*

Description	% of Net Assets
VICI Properties, Inc.	15.0%
Cousins Properties, Inc.	9.6%
Weingarten Realty Investors	6.9%
Americold Realty Trust	6.9%
Duke Realty Corp.	6.0%
Spirit Realty Capital, Inc.	5.6%
Ventas, Inc.	5.5%
American Assets Trust, Inc.	5.4%
Healthcare Trust of America, Inc.	5.0%
AvalonBay Communities, Inc.	4.6%
TOTAL	70.5%
* The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Country	Securities Held Long % of Net Assets	Securities Sold Short % of Net Assets
United States	235.4%	(234.4)%
Bermuda	3.7%	(1.5)%
Canada	2.3%	(3.3)%
Britain	1.5%	(2.5)%
Finland	1.1%	—%
Puerto Rico	1.0%	—%
Netherlands	0.4%	(0.0)%*
Ireland	0.2%	(3.3)%
Switzerland	0.2%	(2.8)%
Monaco	0.1%	(0.0)%*
Belgium	—%	(0.0)%*
India	—%	(0.3)%
Hong Kong	—%	(0.1)%
Sweden	—%	(0.1)%
TOTAL	245.9%	(248.3)%

*Rounds to (0.0)%.

Investments Composition

Weiss Strategic Interval Fund

June 30, 2019 (unaudited)

Sector	Securities Held Long % of Net Assets	Securities Sold Short % of Net Assets
Real Estate Investment Trusts	114.7%	(100.9)%
Oil, Gas & Consumable Fuels	17.0%	(7.3)%
Electric Utilities	14.5%	(8.2)%
Insurance	10.7%	(10.7)%
Hotels, Restaurants & Leisure	7.8%	(4.7)%
Multi-Utilities	7.2%	(9.2)%
Capital Markets	6.8%	(7.8)%
Software	5.8%	(0.3)%
IT Services	5.8%	(7.5)%
Exchange-Traded Funds	5.7%	(41.1)%
Road & Rail	5.7%	(6.9)%
Entertainment	5.0%	—%
Semiconductors & Semiconductor Equipment	4.6%	(1.8)%
Aerospace & Defense	3.2%	(0.2)%
Media	3.2%	(2.3)%
Food Products	3.1%	(2.6)%
Machinery	2.6%	(8.7)%
Communications Equipment	1.8%	—%
Electrical Equipment	1.7%	(0.4)%
Independent Power and Renewable Electricity Producers	1.7%	(0.4)%
Banks	1.7%	(1.6)%
Pharmaceuticals	1.6%	(0.6)%
Household Products	1.5%	(1.3)%
Real Estate Management & Development	0.9%	—%
Air Freight & Logistics	0.9%	(0.8)%
Household Durables	0.8%	(1.1)%
Construction Materials	0.8%	—%
Chemicals	0.7%	(1.2)%
Building Products	0.7%	(1.0)%
Beverages	0.7%	(1.2)%
Electronic Equipment, Instruments & Components	0.7%	(1.0)%
Paper & Forest Products	0.7%	—%
Consumer Finance	0.7%	(0.1)%
Health Care Providers & Services	0.6%	(1.6)%
Airlines	0.5%	(0.4)%
Auto Components	0.5%	(0.3)%
Tobacco	0.4%	(0.3)%
Diversified Financial Services	0.3%	—%
Automobiles	0.3%	(0.3)%
Industrial Conglomerates	0.3%	(1.3)%
Water Utilities	0.3%	(1.4)%
Personal Products	0.3%	(0.5)%
Biotechnology	0.3%	(0.5)%
Internet & Direct Marketing Retail	0.2%	—%
Energy Equipment & Services	0.2%	—%
Professional Services	0.2%	—%
Multiline Retail	0.2%	—%
Leisure Products	0.1%	—%
Containers & Packaging	0.1%	(0.8)%
Commercial Services & Supplies	0.1%	(0.3)%
Trading Companies & Distributors	—%	(2.9)%
Food & Staples Retailing	—%	(2.0)%
Technology Hardware, Storage & Peripherals	—%	(1.6)%
Health Care Equipment & Supplies	—%	(1.1)%
Life Sciences Tools & Services	—%	(0.8)%
Specialty Retail	—%	(0.7)%
Gas Utilities	—%	(0.3)%
Diversified Telecommunication Services	—%	(0.2)%
Marine	—%	(0.1)%
TOTAL	245.9%	(248.3)%

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Long Investments 245.9%
Common Stocks 240.2%
Aerospace & Defense 3.2%
General Dynamics Corp.(1)	16,713	$3,038,758
Northrop Grumman Corp.(1)	9,065	2,928,992
TransDigm Group, Inc.(2)	503	243,351
United Technologies Corp.(1)	26,854	3,496,391

		9,707,492

Air Freight & Logistics 0.9%
FedEx Corp.	5,590	917,822
United Parcel Service, Inc., Class B	16,859	1,741,029

		2,658,851

Airlines 0.5%
Alaska Air Group, Inc.(1)	13,425	857,992
Delta Air Lines, Inc.	5,034	285,679
Ryanair Holdings PLC, ADR(2),(3)	7,418	475,791

		1,619,462

Auto Components 0.5%
Dana, Inc.(1)	68,798	1,371,832
Delphi Technologies PLC(1),(3)	4,815	96,300

		1,468,132

Automobiles 0.3%
General Motors Co.	26,848	1,034,453

Banks 1.7%
Citizens Financial Group, Inc.(1)	16,780	593,341
First BanCorp(3)	83,900	926,256
KeyCorp(1)	18,458	327,629
Popular, Inc.(3)	41,727	2,263,272
TCF Financial Corp.(1)	50,340	1,046,569

		5,157,067

Beverages 0.7%
Coca-Cola Co. (The)(1),(3)	32,395	1,649,553
Keurig Dr Pepper, Inc.	16,780	484,942

		2,134,495

Biotechnology 0.3%
AbbVie, Inc.(1)	8,392	610,266
Gilead Sciences, Inc.(1)	2,534	171,197

		781,463

Building Products 0.7%
Armstrong World Industries, Inc.(1)	9,987	970,737
Fortune Brands Home & Security, Inc.	13,264	757,772
Masco Corp.(1)	4,068	159,628
Owens Corning	6,712	390,638

		2,278,775

Capital Markets 6.8%
Apollo Global Management LLC, Class A	17,121	587,250
Carlyle Group L.P. (The)(1)	25,681	580,647
CBOE Global Markets, Inc.(1)	13,424	1,423,750
E*TRADE Financial Corp.(1)	167,800	7,483,880
Goldman Sachs Group, Inc. (The)	8,390	1,716,594
State Street Corp.	16,780	940,687
Virtu Financial, Inc., Class A	377,605	8,224,237

		20,957,045

Chemicals 0.7%
CF Industries Holdings, Inc.(1)	12,417	579,998

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Chemicals
LyondellBasell Industries N.V., Class A(1)	7,048	607,044
PPG Industries, Inc.	2,014	235,054
WR Grace & Co.	11,414	868,720

		2,290,816

Commercial Services & Supplies 0.1%
Clean Harbors, Inc.(1),(2)	6,282	446,650

Communications Equipment 1.8%
Cisco Systems, Inc.(1)	33,560	1,836,739
Juniper Networks, Inc.	4,844	128,996
Nokia Oyj, ADR(3)	704,970	3,531,899

		5,497,634

Construction Materials 0.8%
Eagle Materials, Inc.	7,217	669,016
Martin Marietta Materials, Inc.	4,345	999,828
Vulcan Materials Co.	4,943	678,723

		2,347,567

Consumer Finance 0.7%
Capital One Financial Corp.(1)	10,068	913,571
Navient Corp.(1)	81,608	1,113,949

		2,027,520

Containers & Packaging 0.1%
Graphic Packaging Holding Co.(1)	32,370	452,533

Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc.(1)	50,340	1,052,106

Electric Utilities 14.5%
Alliant Energy Corp.(1)	38,605	1,894,733
American Electric Power Co., Inc.(1)	35,351	3,111,242
Duke Energy Corp.	3,426	302,310
Edison International	73,605	4,961,713
El Paso Electric Co.(1)	41,950	2,743,530
Entergy Corp.	37,766	3,887,254
Evergy, Inc.(1)	110,780	6,663,417
Eversource Energy	9,933	752,524
Exelon Corp.(1)	173,368	8,311,262
FirstEnergy Corp.(1)	196,524	8,413,193
IDACORP, Inc.(1)	8,392	842,809
Xcel Energy, Inc.	42,270	2,514,642

		44,398,629

Electrical Equipment 1.7%
AMETEK, Inc.(1)	19,289	1,752,213
Eaton Corp. PLC(1)	6,379	531,243
Emerson Electric Co.(1)	45,481	3,034,492

		5,317,948

Electronic Equipment, Instruments & Components 0.7%
SYNNEX Corp.(1)	21,478	2,113,435

Energy Equipment & Services 0.2%
Halliburton Co.	25,687	584,122

Entertainment 5.0%
Activision Blizzard, Inc.(1)	50,370	2,377,464
Walt Disney Co. (The)(1)	76,634	10,701,172

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Entertainment
World Wrestling Entertainment, Inc., Class A(1)	33,224	2,399,105

		15,477,741

Food Products 3.1%
General Mills, Inc.(1)	16,785	881,548
Hershey Co. (The)(1)	19,465	2,608,894
Mondelez International, Inc., Class A(1)	87,088	4,694,043
Sanderson Farms, Inc.	2,349	320,779
Tyson Foods, Inc., Class A(1)	12,421	1,002,872

		9,508,136

Health Care Equipment & Supplies 0.0%
Wright Medical Group N.V.(2),(3)	4,532	135,144

Health Care Providers & Services 0.6%
Anthem, Inc.	3,800	1,072,398
Humana, Inc.(1)	3,237	858,776
Owens & Minor, Inc.	6,334	20,269

		1,951,443

Hotels, Restaurants & Leisure 7.8%
Carnival Corp.	78,866	3,671,212
Extended Stay America, Inc.(1)	313,880	5,301,433
Jack in the Box, Inc.(1)	10,035	816,749
Las Vegas Sands Corp.	33,728	1,992,987
Papa John’s International, Inc.(1)	84,394	3,774,100
Red Rock Resorts, Inc., Class A(1)	74,192	1,593,644
Restaurant Brands International, Inc.(1),(3)	13,428	933,783
Royal Caribbean Cruises Ltd.(1)	47,823	5,796,626

		23,880,534

Household Durables 0.8%
KB Home(1)	51,678	1,329,675
PulteGroup, Inc.(1)	34,611	1,094,400

		2,424,075

Household Products 1.5%
Colgate-Palmolive Co.(1)	9,397	673,483
Procter & Gamble Co. (The)	35,807	3,926,238

		4,599,721

Independent Power and Renewable Electricity Producers 1.7%
NRG Energy, Inc.(1)	84,275	2,959,738
Vistra Energy Corp.(1)	97,353	2,204,072

		5,163,810

Industrial Conglomerates 0.3%
Roper Technologies, Inc.(1)	2,552	934,696

Insurance 10.7%
American Financial Group, Inc.(1)	48,662	4,986,395
American International Group, Inc.	50,340	2,682,115
Argo Group International Holdings Ltd.(1),(3)	7,489	554,560
Arthur J Gallagher & Co.(1)	26,848	2,351,616
Assured Guaranty Ltd.(1),(3)	67,120	2,824,410
Axis Capital Holdings Ltd.(1),(3)	134,300	8,010,995
Hartford Financial Services Group, Inc. (The)(1)	67,140	3,741,041
Kemper Corp.	12,585	1,085,960
Lincoln National Corp.(1)	16,780	1,081,471
Progressive Corp. (The)(1)	58,733	4,694,529

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Insurance
Willis Towers Watson PLC(1),(3)	4,195	803,510

		32,816,602

Internet & Direct Marketing Retail 0.2%
eBay, Inc.	16,785	663,008

IT Services 5.8%
Alliance Data Systems Corp.(1)	20,847	2,921,290
Automatic Data Processing, Inc.(1)	12,142	2,007,437
DXC Technology Co.(1)	167,800	9,254,170
Fidelity National Information Services, Inc.(1)	3,357	411,837
LiveRamp Holdings, Inc.(2)	40,799	1,977,935
Science Applications International Corp.(1)	12,567	1,087,800

		17,660,469

Leisure Products 0.1%
Brunswick Corp.(1)	10,071	462,158

Machinery 2.6%
Allison Transmission Holdings, Inc.(1)	85,603	3,967,699
Deere & Co.	3,993	661,680
Ingersoll-Rand PLC(1)	3,246	411,171
ITT, Inc.(1)	7,719	505,440
Stanley Black & Decker, Inc.	1,511	218,506
Timken Co. (The)(1)	27,637	1,418,884
Wabtec Corp.(1)	11,882	852,652

		8,036,032

Media 3.2%
CBS Corp., Class B, NVDR(1)	113,295	5,653,420
Interpublic Group of Cos., Inc. (The)(1)	57,647	1,302,246
Nexstar Media Group, Inc., Class A	5,638	569,438
Sinclair Broadcast Group, Inc., Class A(1)	40,231	2,157,589

		9,682,693

Multi-Utilities 7.2%
Ameren Corp.(1)	48,005	3,605,655
CenterPoint Energy, Inc.(1)	151,700	4,343,171
CMS Energy Corp.(1)	105,744	6,123,635
Dominion Energy, Inc.(1)	83,796	6,479,107
NiSource, Inc.(1)	55,390	1,595,232

		22,146,800

Multiline Retail 0.2%
Target Corp.(1)	5,539	479,733

Oil, Gas & Consumable Fuels 17.0%
BP PLC, ADR(1),(3)	47,837	1,994,803
ConocoPhillips(1)	133,862	8,165,582
Crestwood Equity Partners L.P.(1)	6,630	237,155
Diamondback Energy, Inc.(1)	71,700	7,813,149
Encana Corp.(1),(3)	106,237	544,996
Energy Transfer Equity L.P.(1)	98,384	1,385,247
EnLink Midstream LLC(1)	35,919	362,423
EOG Resources, Inc.(1)	80,561	7,505,063
GasLog Ltd.(3)	25,177	362,549
Genesis Energy L.P.(1)	3,215	70,409
Hess Corp.	8,560	544,159
Magellan Midstream Partners L.P.(1)	8,560	547,840
Marathon Oil Corp.(1)	537,583	7,639,054
Marathon Petroleum Corp.(1)	31,453	1,757,594
MPLX L.P.(1)	13,365	430,219

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Murphy Oil Corp.(1)	42,970	1,059,210
Oasis Petroleum, Inc.(1),(2)	16,520	93,834
Peabody Energy Corp.(1)	9,715	234,131
Pioneer Natural Resources Co.(1)	42,169	6,488,122
Plains All American Pipeline L.P.(1)	82,494	2,008,729
Targa Resources Corp.	18,458	724,661
Williams Cos., Inc. (The)(1)	83,895	2,352,416

		52,321,345

Paper & Forest Products 0.7%
Louisiana-Pacific Corp.	79,135	2,074,920

Personal Products 0.3%
Coty, Inc., Class A	58,748	787,223

Pharmaceuticals 1.6%
Allergan PLC(1)	5,036	843,178
AstraZeneca PLC, ADR(3)	38,832	1,602,985
Bristol-Myers Squibb Co.	23,752	1,077,153
Merck & Co., Inc.(1)	7,917	663,840
Novartis AG, ADR(1),(3)	7,917	722,901

		4,910,057

Professional Services 0.2%
Nielsen Holdings PLC	23,499	531,077

Real Estate Investment Trusts 114.7%
Acadia Realty Trust(1)	125,418	3,432,691
American Assets Trust, Inc.(1)	353,266	16,645,894
Americold Realty Trust(1)	655,214	21,242,038
AvalonBay Communities, Inc.(1)	69,516	14,124,261
Boston Properties, Inc.(1)	103,645	13,370,205
Cousins Properties, Inc.(1)	810,347	29,310,233
Douglas Emmett, Inc.(1)	74,294	2,959,873
Duke Realty Corp.(1)	580,630	18,353,714
EastGroup Properties, Inc.(1)	107,388	12,454,860
Equity Residential(1)	110,390	8,380,809
Essex Property Trust, Inc.(1)	7,525	2,196,773
Four Corners Property Trust, Inc.(1)	372,743	10,187,066
Healthcare Trust of America, Inc., Class A(1)	558,564	15,321,411
Hudson Pacific Properties, Inc.(1)	283,385	9,428,219
Kilroy Realty Corp.(1)	183,502	13,544,283
Life Storage, Inc.(1)	87,574	8,326,536
National Health Investors, Inc.(1)	91,065	7,105,802
Outfront Media, Inc.(1)	145,036	3,740,478
Retail Opportunity Investments Corp.(1)	382,095	6,545,287
Rexford Industrial Realty, Inc.(1)	110,573	4,463,832
Sabra Health Care REIT, Inc.(1)	521,306	10,264,515
SITE Centers Corp.(1)	722,004	9,559,333
Spirit Realty Capital, Inc.(1)	402,935	17,189,207
Sun Communities, Inc.(1)	9,857	1,263,569
UDR, Inc.(1)	149,961	6,731,749
Ventas, Inc.(1)	247,171	16,894,138
VICI Properties, Inc.(1)	2,093,967	46,151,033
Weingarten Realty Investors(1)	775,777	21,271,805

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Weyerhaeuser Co.	51,414	1,354,245

		351,813,859

Real Estate Management & Development 0.9%
RMR Group, Inc. (The), Class A	62,220	2,923,096

Road & Rail 5.7%
Canadian National Railway Co.(1),(3)	59,573	5,509,311
JB Hunt Transport Services, Inc.(1)	81,953	7,491,324
Kansas City Southern(1)	1,337	162,873
Knight-Swift Transportation Holdings, Inc.(1)	25,170	826,583
Landstar System, Inc.(1)	2,852	307,987
Norfolk Southern Corp.(1)	6,544	1,304,415
Ryder System, Inc.(1)	5,036	293,599
Schneider National, Inc., Class B(1)	68,820	1,255,277
Union Pacific Corp.	1,678	283,767

		17,435,136

Semiconductors & Semiconductor Equipment 4.6%
Analog Devices, Inc.(1)	16,785	1,894,523
Applied Materials, Inc.(1)	43,641	1,959,917
Intel Corp.	41,980	2,009,583
Lam Research Corp.	6,712	1,260,782
Marvell Technology Group Ltd.(1)	56,175	1,340,897
MKS Instruments, Inc.	11,925	928,838
Monolithic Power Systems, Inc.	13,428	1,823,254
NVIDIA Corp.	3,357	551,320
NXP Semiconductors N.V.(3)	10,559	1,030,664
QUALCOMM, Inc.	8,390	638,227
Skyworks Solutions, Inc.	588	45,435
Xperi Corp.(1)	25,245	519,795

		14,003,235

Software 5.8%
j2 Global, Inc.	13,628	1,211,393
Microsoft Corp.(1)	62,104	8,319,452
SS&C Technologies Holdings, Inc.(1)	99,091	5,708,633
Symantec Corp.(1)	107,407	2,337,176
TiVo Corp.	48,150	354,865

		17,931,519

Tobacco 0.4%
Philip Morris International, Inc.	14,263	1,120,073

Water Utilities 0.3%
California Water Service Group(1)	17,090	865,267

Total Common Stocks (Cost $731,600,980)		737,065,797

Exchange-Traded Funds 5.7%
Industrial Select Sector SPDR Fund	12,772	988,808
Invesco S&P 500 Low Volatility ETF(1)	7,816	430,036
iShares China Large-Cap ETF(1)	18,463	789,662
iShares Core U.S. Aggregate Bond ETF	2,192	244,079
iShares MSCI Germany ETF(1)	80,232	2,250,508
iShares Transportation Average ETF(1)	9,840	1,851,790
iShares U.S. Home Construction ETF(1)	26,520	1,013,594
SPDR Bloomberg Barclays High Yield Bond ETF(1)	62,684	6,828,795
SPDR S&P Metals & Mining ETF(1)	13,428	381,087
SPDR S&P Retail ETF	32,711	1,385,965
United States Natural Gas Fund L.P.(2)	30,865	613,905

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Exchange-Traded Funds
United States Oil Fund L.P.(1),(2)	63,914	769,525

Total Exchange-Traded Funds (Cost $17,378,004)		17,547,754

Total Long Investments (Cost $748,978,984)		754,613,551

Securities Sold Short (4)(248.3)%
Common Stocks (207.2)%
Aerospace & Defense (0.2)%
Lockheed Martin Corp.	1,678	(610,020)

Air Freight & Logistics (0.8)%
C.H. Robinson Worldwide, Inc.	2,517	(212,309)
Expeditors International of Washington, Inc.	4,766	(361,549)
United Parcel Service, Inc., Class B	18,458	(1,906,157)

		(2,480,015)

Airlines (0.4)%
American Airlines Group, Inc.	28,526	(930,233)
Hawaiian Holdings, Inc.	6,714	(184,165)

		(1,114,398)

Auto Components (0.3)%
Autoliv, Inc.(3)	3,724	(262,579)
Gentex Corp.	23,494	(578,188)

		(840,767)

Automobiles (0.3)%
Ford Motor Co.	100,680	(1,029,956)

Banks (1.6)%
BB&T Corp.	12,585	(606,345)
M&T Bank Corp.	16,780	(2,853,775)
People’s United Financial, Inc.	62,925	(1,055,881)
PNC Financial Services Group, Inc. (The)	2,517	(345,534)

		(4,861,535)

Beverages (1.2)%
Brown-Forman Corp., Class B	14,767	(818,535)
Coca-Cola European Partners PLC(3)	24,338	(1,375,097)
PepsiCo, Inc.	10,068	(1,320,217)

		(3,513,849)

Biotechnology (0.5)%
Amgen, Inc.	7,918	(1,459,129)

Building Products (1.0)%
Allegion PLC(3)	13,272	(1,467,219)
Johnson Controls International PLC	37,783	(1,560,816)

		(3,028,035)

Capital Markets (7.8)%
Affiliated Managers Group, Inc.	4,341	(399,980)
BlackRock, Inc.	11,746	(5,512,398)
Blackstone Group L.P. (The)	25,689	(1,141,105)
Charles Schwab Corp. (The)	38,594	(1,551,093)
FactSet Research Systems, Inc.	1,678	(480,848)
Interactive Brokers Group, Inc., Class A	54,826	(2,971,569)
Intercontinental Exchange, Inc.	67,145	(5,770,441)
Invesco Ltd.	33,570	(686,842)
Northern Trust Corp.	10,907	(981,630)
T Rowe Price Group, Inc.	3,357	(368,297)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Capital Markets
TD Ameritrade Holding Corp.	83,900	(4,188,288)

		(24,052,491)

Chemicals (1.2)%
Dow, Inc.	10,575	(521,453)
HB Fuller Co.	3,238	(150,243)
Huntsman Corp.	8,390	(171,492)
Scotts Miracle-Gro Co. (The)	5,203	(512,495)
Sherwin-Williams Co. (The)	5,137	(2,354,236)

		(3,709,919)

Commercial Services & Supplies (0.3)%
Covanta Holding Corp.	8,392	(150,301)
Waste Management, Inc.	6,043	(697,181)

		(847,482)

Consumer Finance (0.1)%
Discover Financial Services	4,195	(325,490)

Containers & Packaging (0.8)%
Amcor PLC(3)	144,351	(1,658,593)
Ball Corp.	3,151	(220,538)
International Paper Co.	12,249	(530,627)
Packaging Corp. of America	1,605	(152,989)

		(2,562,747)

Diversified Telecommunication Services (0.2)%
AT&T, Inc.	16,185	(542,359)

Electric Utilities (8.2)%
Duke Energy Corp.	72,679	(6,413,195)
Hawaiian Electric Industries, Inc.	51,748	(2,253,625)
NextEra Energy, Inc.	3,495	(715,986)
OGE Energy Corp.	80,544	(3,427,953)
Pinnacle West Capital Corp.	20,136	(1,894,596)
Portland General Electric Co.	18,463	(1,000,141)
PPL Corp.	67,140	(2,082,011)
Southern Co. (The)	135,707	(7,501,883)

		(25,289,390)

Electrical Equipment (0.4)%
Rockwell Automation, Inc.	6,947	(1,138,127)

Electronic Equipment, Instruments & Components (1.0)%
CDW Corp.	10,068	(1,117,548)
Cognex Corp.	7,917	(379,858)
TE Connectivity Ltd.(3)	15,861	(1,519,166)

		(3,016,572)

Food & Staples Retailing (2.0)%
Casey’s General Stores, Inc.	6,420	(1,001,456)
Costco Wholesale Corp.	19,806	(5,233,933)

		(6,235,389)

Food Products (2.6)%
Archer-Daniels-Midland Co.	33,063	(1,348,970)
Calavo Growers, Inc.	2,347	(227,049)
Campbell Soup Co.	32,227	(1,291,336)
Conagra Brands, Inc.	25,878	(686,284)
Hormel Foods Corp.	22,324	(905,015)
Ingredion, Inc.	7,551	(622,882)
JM Smucker Co. (The)	14,098	(1,623,949)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Food Products
Kellogg Co.	25,568	(1,369,678)

		(8,075,163)

Gas Utilities (0.3)%
Spire, Inc.	12,113	(1,016,523)

Health Care Equipment & Supplies (1.1)%
Baxter International, Inc.	9,501	(778,132)
Becton Dickinson and Co.	4,854	(1,223,257)
Medtronic PLC(3)	8,419	(819,926)
STERIS PLC	2,914	(433,836)

		(3,255,151)

Health Care Providers & Services (1.6)%
AmerisourceBergen Corp.	4,857	(414,108)
Cigna Corp.	2,212	(348,501)
HCA Healthcare, Inc.	3,167	(428,083)
Quest Diagnostics, Inc.	7,917	(806,030)
UnitedHealth Group, Inc.	11,718	(2,859,309)

		(4,856,031)

Hotels, Restaurants & Leisure (4.7)%
Boyd Gaming Corp.	62,104	(1,673,082)
Choice Hotels International, Inc.	66,469	(5,783,468)
Hilton Worldwide Holdings, Inc.	27,416	(2,679,640)
Marriott International, Inc., Class A	10,373	(1,455,228)
MGM Resorts International	13,428	(383,638)
Wynn Resorts Ltd.	12,585	(1,560,414)
Yum! Brands, Inc.	8,393	(928,853)

		(14,464,323)

Household Durables (1.1)%
DR Horton, Inc.	2,886	(124,473)
Garmin Ltd.(3)	6,716	(535,937)
Leggett & Platt, Inc.	5,701	(218,747)
Lennar Corp., Class A	41,950	(2,032,897)
Whirlpool Corp.	3,021	(430,070)

		(3,342,124)

Household Products (1.3)%
Church & Dwight Co., Inc.	21,747	(1,588,836)
Clorox Co. (The)	16,075	(2,461,243)

		(4,050,079)

Independent Power and Renewable Electricity Producers (0.4)%
AES Corp.	73,832	(1,237,424)

Industrial Conglomerates (1.3)%
3M Co.	12,801	(2,218,925)
General Electric Co.	127,105	(1,334,602)
Honeywell International, Inc.	2,184	(381,305)

		(3,934,832)

Insurance (10.7)%
Aon PLC(3)	20,975	(4,047,756)
Chubb Ltd.(3)	41,962	(6,180,583)
Cincinnati Financial Corp.	6,714	(696,040)
Erie Indemnity Co., Class A	3,356	(853,364)
MetLife, Inc.	135,188	(6,714,788)
Primerica, Inc.	8,527	(1,022,814)
Prudential Financial, Inc.	22,653	(2,287,953)
RenaissanceRe Holdings Ltd.(3)	11,746	(2,090,906)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Insurance
Travelers Cos., Inc. (The)	45,320	(6,776,246)
WR Berkley Corp.	33,565	(2,212,940)

		(32,883,390)

IT Services (7.5)%
Accenture PLC, Class A(3)	41,966	(7,754,058)
Cognizant Technology Solutions Corp., Class A	92,290	(5,850,263)
Infosys Ltd., ADR(3)	71,810	(768,367)
International Business Machines Corp.	33,764	(4,656,055)
Leidos Holdings, Inc.	6,712	(535,953)
Mastercard, Inc., Class A	13,424	(3,551,051)

		(23,115,747)

Life Sciences Tools & Services (0.8)%
Thermo Fisher Scientific, Inc.	8,419	(2,472,492)

Machinery (8.7)%
AGCO Corp.	4,701	(364,657)
Altra Industrial Motion Corp.	3,237	(116,143)
Caterpillar, Inc.	13,931	(1,898,656)
Cummins, Inc.	24,842	(4,256,428)
Dover Corp.	12,064	(1,208,813)
Fortive Corp.	5,369	(437,681)
Greenbrier Cos., Inc. (The)	7,185	(218,424)
IDEX Corp.	10,340	(1,779,928)
Illinois Tool Works, Inc.	18,986	(2,863,279)
Kennametal, Inc.	14,267	(527,736)
Lincoln Electric Holdings, Inc.	3,562	(293,224)
PACCAR, Inc.	103,296	(7,402,191)
Parker-Hannifin Corp.	22,085	(3,754,671)
Terex Corp.	13,698	(430,117)
Wabash National Corp.	4,857	(79,023)
Woodward, Inc.	9,900	(1,120,284)

		(26,751,255)

Marine (0.1)%
Seaspan Corp.(3)	24,518	(240,522)

Media (2.3)%
Comcast Corp., Class A	50,355	(2,129,009)
Fox Corp., Class A	19,527	(715,469)
National CineMedia, Inc.	90,644	(594,625)
New York Times Co. (The), Class A	16,185	(527,955)
Omnicom Group, Inc.	36,916	(3,025,266)

		(6,992,324)

Multi-Utilities (9.2)%
Black Hills Corp.	1,617	(126,401)
Consolidated Edison, Inc.	58,748	(5,151,025)
DTE Energy Co.	26,184	(3,348,410)
National Grid PLC, ADR(3)	10,071	(535,576)
Public Service Enterprise Group, Inc.	131,836	(7,754,593)
Sempra Energy	13,428	(1,845,544)
WEC Energy Group, Inc.	113,197	(9,437,234)

		(28,198,783)

Oil, Gas & Consumable Fuels (7.3)%
Apache Corp.	38,309	(1,109,812)
Arch Coal, Inc., Class A	6,366	(599,741)
Cenovus Energy, Inc.(3)	13,729	(121,090)
Chevron Corp.	11,991	(1,492,160)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Cimarex Energy Co.	4,101	(243,312)
Concho Resources, Inc.	1,544	(159,310)
Devon Energy Corp.	36,927	(1,053,158)
Enbridge, Inc.(3)	8,565	(309,025)
Enterprise Products Partners L.P.	28,504	(822,910)
EQT Corp.	98,460	(1,556,653)
Euronav N.V.(3)	12,757	(120,426)
Exxon Mobil Corp.	32,145	(2,463,271)
Imperial Oil Ltd.(3)	6,850	(189,539)
Kinder Morgan, Inc.	165,775	(3,461,382)
Kosmos Energy Ltd.	37,703	(236,398)
Noble Energy, Inc.	48,150	(1,078,560)
NuStar Energy L.P.	17,121	(464,664)
ONEOK, Inc.	44,968	(3,094,248)
Phillips 66	13,700	(1,281,498)
Range Resources Corp.	134,448	(938,447)
Royal Dutch Shell PLC, Class A, ADR(3)	125	(8,134)
Scorpio Tankers, Inc.(3)	1,678	(49,534)
Suncor Energy, Inc.(3)	15,417	(480,394)
Valero Energy Corp.	3,424	(293,129)
World Fuel Services Corp.	16,780	(603,409)

		(22,230,204)

Personal Products (0.5)%
Estee Lauder Cos., Inc. (The), Class A	9,029	(1,653,300)

Pharmaceuticals (0.6)%
Eli Lilly & Co.	6,714	(743,844)
Johnson & Johnson	3,237	(450,849)
Pfizer, Inc.	8,392	(363,542)
Roche Holding AG, ADR(3)	10,887	(382,134)

		(1,940,369)

Real Estate Investment Trusts (100.9)%
American Campus Communities, Inc.	51,115	(2,359,468)
American Homes 4 Rent, Class A	399,396	(9,709,317)
Apartment Investment & Management Co., Class A	33,814	(1,694,758)
Brandywine Realty Trust	536,837	(7,687,506)
Brixmor Property Group, Inc.	991,954	(17,736,138)
Camden Property Trust	103,945	(10,850,819)
CareTrust REIT, Inc.	239,673	(5,699,424)
Corporate Office Properties Trust	251,792	(6,639,755)
CubeSmart	239,300	(8,002,192)
EPR Properties	94,013	(7,012,430)
Equity LifeStyle Properties, Inc.	10,218	(1,239,852)
Federal Realty Investment Trust	22,970	(2,957,617)
First Industrial Realty Trust, Inc.	368,102	(13,524,067)
Franklin Street Properties Corp.	268,977	(1,985,050)
Gaming and Leisure Properties, Inc.	178,792	(6,969,312)
Healthcare Realty Trust, Inc.	308,670	(9,667,544)
Highwoods Properties, Inc.	188,646	(7,791,080)
Host Hotels & Resorts, Inc.	9,185	(167,351)
Kimco Realty Corp.	1,341,317	(24,787,538)
Lamar Advertising Co., Class A	18,794	(1,516,864)
Lexington Realty Trust	1,072,203	(10,089,430)
LTC Properties, Inc.	22,072	(1,007,808)
Medical Properties Trust, Inc.	382,088	(6,663,615)
Mid-America Apartment Communities, Inc.	72,704	(8,561,623)
National Retail Properties, Inc.	134,725	(7,141,772)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Omega Healthcare Investors, Inc.	342,877	(12,600,730)
Paramount Group, Inc.	307,834	(4,312,754)
Park Hotels & Resorts, Inc.	38,606	(1,063,981)
Pebblebrook Hotel Trust	40,284	(1,135,203)
Physicians Realty Trust	451,043	(7,866,190)
Piedmont Office Realty Trust, Inc., Class A	767,640	(15,299,065)
Prologis, Inc.	262,653	(21,038,505)
Realty Income Corp.	106,668	(7,356,892)
Regency Centers Corp.	71,703	(4,785,458)
STORE Capital Corp.	510,663	(16,948,905)
Tanger Factory Outlet Centers, Inc.	445,471	(7,221,085)
VEREIT, Inc.	871,103	(7,848,638)
Vornado Realty Trust	212,969	(13,651,313)
Welltower, Inc.	86,503	(7,052,590)
Weyerhaeuser Co.	571	(15,040)

		(309,658,679)

Road & Rail (6.9)%
Canadian Pacific Railway Ltd.(3)	38,995	(9,173,184)
CSX Corp.	75,019	(5,804,220)
Heartland Express, Inc.	3,357	(60,661)
Landstar System, Inc.	1,677	(181,099)
Old Dominion Freight Line, Inc.(1)	13,424	(2,003,666)
Werner Enterprises, Inc.	129,232	(4,016,531)

		(21,239,361)

Semiconductors & Semiconductor Equipment (1.8)%
Broadcom, Inc.	5,033	(1,448,799)
Intel Corp.	16,780	(803,259)
Microchip Technology, Inc.	16,785	(1,455,259)
Xilinx, Inc.	15,103	(1,780,946)

		(5,488,263)

Software (0.3)%
Citrix Systems, Inc.	9,712	(953,136)

Specialty Retail (0.7)%
Bed Bath & Beyond, Inc.	9,501	(110,402)
Home Depot, Inc. (The)	3,356	(697,947)
Lowe’s Cos., Inc.	4,698	(474,075)
Tiffany & Co.	8,828	(826,654)

		(2,109,078)

Technology Hardware, Storage & Peripherals (1.6)%
Apple, Inc.	8,390	(1,660,549)
Hewlett Packard Enterprise Co.	92,610	(1,384,520)
NetApp, Inc.	24,656	(1,521,275)
Seagate Technology PLC	1,678	(79,067)
Western Digital Corp.	5,036	(239,462)

		(4,884,873)

Tobacco (0.3)%
Altria Group, Inc.	21,317	(1,009,360)

Trading Companies & Distributors (2.9)%
Air Lease Corp.	5,202	(215,051)
Fastenal Co.	82,224	(2,679,680)
GATX Corp.	30,481	(2,416,838)
MSC Industrial Direct Co., Inc., Class A	5,991	(444,892)
Triton International Ltd.(3)	77,904	(2,552,135)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

Investments	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.	1,880	(504,272)

		(8,812,868)

Water Utilities (1.4)%
American States Water Co.	13,594	(1,022,813)
American Water Works Co., Inc.	27,695	(3,212,620)

		(4,235,433)

Total Common Stocks (Proceeds $631,964,783)		(635,758,757)

Exchange-Traded Funds (41.1)%
Communication Services Select Sector SPDR Fund	18,182	(894,918)
Consumer Staples Select Sector SPDR Fund	61,817	(3,589,713)
Energy Select Sector SPDR Fund ETF	87,655	(5,584,500)
ETFMG Prime Cyber Security ETF	2,164	(86,062)
Health Care Select Sector SPDR Fund	5,914	(547,873)
Invesco QQQ Trust, Series 1	41,414	(7,733,650)
iShares 20+ Year Treasury Bond ETF	3,237	(429,906)
iShares Nasdaq Biotechnology ETF	9,711	(1,059,470)
iShares North American Tech-Software ETF	12,975	(2,834,519)
iShares Russell 2000 ETF	71,787	(11,162,879)
iShares U.S. Aerospace & Defense ETF	6,714	(1,438,206)
iShares U.S. Real Estate ETF	41,121	(3,590,275)
iShares U.S. Technology ETF	22,757	(4,503,383)
JPMorgan Alerian MLP Index ETN	16,843	(422,928)
Materials Select Sector SPDR Fund ETF	55,348	(3,237,858)
SPDR S&P 500 ETF Trust	87,904	(25,755,872)
SPDR S&P Biotech ETF	18,196	(1,595,971)
SPDR S&P Oil & Gas Equipment & Services ETF	117,495	(1,129,127)
SPDR S&P Oil & Gas Exploration & Production ETF	34,260	(933,585)
SPDR S&P Regional Banking ETF	25,170	(1,344,833)
SPDR S&P Semiconductor ETF	21,386	(1,804,337)
Technology Select Sector SPDR Fund ETF	29,709	(2,318,490)
Utilities Select Sector SPDR Fund ETF	54,478	(3,248,523)
VanEck Vectors Oil Services ETF	180,905	(2,681,012)
VanEck Vectors Semiconductor ETF	33,633	(3,705,684)
Vanguard Real Estate ETF	384,396	(33,596,211)
WisdomTree Europe Hedged Equity Fund ETF	7,207	(476,887)
WisdomTree India Earnings Fund ETF	14,804	(385,792)

Total Exchange-Traded Funds (Proceeds $124,976,747)		(126,092,464)

Total Securities Sold Short (Proceeds $756,941,530)		(761,851,221)

Total Investments, net of securities sold short (Proceeds $7,962,546) (2.4)%		(7,237,670)
Other assets, less liabilities 102.4%		314,074,358

Net Assets 100.0%		$306,836,688

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of June 30, 2019, is $528,898,793.
(2)	Non-income producing.
(3)	Foreign security.
(4)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

See Notes to Financial Statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2019

ETN	Exchange-Traded Note

MLP	Master Limited Partnership

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

At June 30, 2019, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: INR / Sell: USD	State Street Bank & Trust Co.	Buy	57,843,000	827,629	7/31/19	$7,365	$—
Buy: HKD / Sell: USD	State Street Bank & Trust Co.	Buy	5,085,000	650,843	7/31/19	264	—
Buy: CHF / Sell: USD	State Street Bank & Trust Co.	Buy	374,000	384,358	7/31/19	—	(33)
Buy: USD / Sell: GBP	State Street Bank & Trust Co.	Sell	1,131,000	1,438,236	7/31/19	—	(399)
Buy: USD / Sell: HKD	State Street Bank & Trust Co.	Sell	12,963,000	1,659,925	7/31/19	81	—
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	5,454,000	6,227,650	7/31/19	8,499	—

Total Forward Currency Exchange Contracts						$16,209	$(432)

Net unrealized appreciation (depreciation)							$15,777
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

Weiss Strategic Interval Fund
ASSETS:

Investments, at value (cost $748,978,984)	$754,613,551
Cash	19,266,472
Deposits at broker for shorts	123,688,123
Loans receivable from sole shareholder	156,087,216
Receivable for forward currency exchange contracts	16,209
Receivable for investments sold	151,858,488
Dividends and interest receivable (Net of foreign withholding taxes of $4,366)	3,308,359
Receivable for excise tax	3,359,783
Prepaid expenses	30,414
Total assets	1,212,228,615
LIABILITIES:

Securities sold short, at value (proceeds of $756,941,530)	761,851,221
Payable for investments purchased	137,318,670
Payable for incentive fees	3,636,511
Dividends and interest on securities sold short payable	1,826,381
Payable for management fees (Note 4)	371,477
Payable for borrowing fees on securities sold short	237,771
Payable for audit fees	74,881
Payable for legal fees	32,838
Payable for fund administration and fund accounting fees	10,039
Payable for custody fees	5,933
Payable for compliance fees	4,585
Payable for transfer agent fees and expenses	4,087
Payable for forward currency exchange contracts	432
Accrued expenses and other liabilities	17,101
Total liabilities	905,391,927
NET ASSETS	$306,836,688
NET ASSETS CONSISTS OF:

Paid-in capital	$282,211,145
Total Distributable Earnings (Loss)	24,625,543
Total net assets	$306,836,688
Shares issued and outstanding (unlimited shares authorized)	28,377,246
Net asset value and offering price per share	$10.81

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Weiss Strategic Interval Fund
INVESTMENT INCOME:

Dividend income on long positions (net of foreign withholding taxes of $14,782)	$10,793,933
Interest	2,228,346
Excise tax refund	3,359,783
Total investment income	16,382,062
EXPENSES:

Dividends on securities sold short	11,107,443
Incentive fee (see Note 4)	5,455,910
Borrowing expenses on securities sold short	1,259,026
Management fees (see Note 4)	2,048,707
Audit fees	79,782
Administration and fund accounting fees	52,905
Trustees’ fees	29,753
Compliance fees	26,339
Custodian fees	20,052
Legal fees	12,395
Insurance fees	25,538
Transfer agent fees	12,386
Reports to shareholders	9,918
Total expenses	20,140,154
Net investment loss	(3,758,092)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:
Investment transactions	80,530,451
Securities sold short	(54,386,339)
Forward currency contracts	(157,736)
Foreign currency related transactions	(1,992)
Net realized gain	25,984,384
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	16,775,376
Securities sold short	(13,695,223)
Forward currency contracts	39,427
Translation of assets and liabilities denominated in foreign currencies	(40)
Net increase in unrealized appreciation/depreciation	3,119,540
Net realized and change in unrealized gain on investments	29,103,924
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,345,832

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Weiss Strategic Interval Fund
	For the Six Months Ended June 30, 2019 (unaudited)	For the Period Ended December 31, 2018(1)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(3,758,092)	$(14,844,035)
Net realized gain on investments, securities sold short and forward currency contracts	25,984,384	40,663,101
Net increase (decrease) in unrealized appreciation/depreciation on investments, securities sold short, forward currency exchange contracts and foreign currency translation	3,119,540	(2,378,920)
Net increase in net assets resulting from operations	25,345,832	23,440,146
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income	–	(27,520,218)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	96,117,298	166,061,445
Reinvestment of distributions	–	23,392,185
Net increase in net assets resulting from capital share transactions	96,117,298	189,453,630
Net Increase in Net Assets	121,463,130	185,373,558
NET ASSETS:

Beginning of period	$185,373,558	$–
End of period	$306,836,688	$185,373,558
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	18,964,228	–
Shares sold	9,413,018	16,606,145
Shares issued from reinvestment of distributions	–	2,358,083
Shares redeemed	–	–
Shares outstanding, end of period	28,377,246	18,964,228

(1)	Inception date of the Fund was February 1, 2018.

See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended June 30, 2019

Weiss Strategic Interval Fund
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations	$25,345,832
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(3,789,438,760)
Proceeds from sales of investments	3,612,180,740
Proceeds from securities sold short	4,681,757,131
Purchases to cover securities sold short	(4,450,196,744)
Net repayments on forward currency exchange contracts	(157,736)
Unrealized appreciation on investments	(16,775,376)
Unrealized depreciation on securities sold short	13,695,223
Unrealized appreciation on forward currency exchange contracts	(39,427)
Net realized gain on investments	(80,530,451)
Net realized loss on securities sold short	54,386,339
Net realized loss on forward currency exchange contracts	157,736
Increase in loans receivable from sole shareholder	(98,887,216)
Increase in deposits at broker for shorts	(82,745,345)
Increase in receivable for investments sold	(38,670,346)
Increase in dividends and interest receivable	(1,975,126)
Increase in receivable for excise tax	(3,359,783)
Increase in prepaid expenses	(25,995)
Increase in payable for investments purchased	28,636,718
Decrease in payable for excise tax	(3,359,783)
Increase in dividends and interest payable	494,107
Decrease in payable for management fees	(108,297)
Increase in payable for borrowing fees on securities sold short	88,170
Decrease in payable for audit fees	(56,119)
Decrease in payable for fund administration and fund accounting fees	(43,984)
Increase in payable for legal fees	12,395
Decrease in payable for transfer agent fees and expenses	(8,448)
Increase in payable for incentive fees	3,636,511
Decrease in payable for custody fees	(4,562)
Increase in accrued expenses and other liabilities	6,610
Decrease in payable for compliance fees	(3,992)
Net cash used in operating activities	(145,989,978)
CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from shares sold	96,117,298
Net cash provided by financing activities	96,117,298
Net change in cash	(49,872,680)
CASH:

Beginning Balance	69,139,152
Ending Balance	$19,266,472

See Notes to Financial Statements.

Financial Highlights

Weiss Strategic Interval Fund

	For the Six Months Ended June 30, 2019 (unaudited)	For the Period Ended December 31, 2018(1)
PER SHARE DATA(2)
Net asset value, at beginning of period	$9.77	$10.00
INVESTMENT OPERATIONS:
Net investment loss(3)	(0.14)	(0.89)
Net realized and unrealized gain on investments	1.18	2.32
Total from investment operations	1.04	1.43
LESS DISTRIBUTIONS FROM:
Net investment income	—	(1.66)
Net asset value, end of period	$10.81	$9.77
TOTAL RETURN BEFORE INCENTIVE FEES(4)	10.86%	18.33%
TOTAL RETURN AFTER INCENTIVE FEES(4)	10.64%	14.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$306,837	$185,374
Ratio of gross expenses to average net assets(5),(6)	14.77%	19.37%
Ratio of dividends and borrowing expense on securities sold short to average net assets(5)	9.07%	11.52%
Ratio of operating expenses to average net assets excluding dividends and borrowing expense on securities sold short(5),(6)	1.70%	3.83%
Ratio of incentive fees to average net assets excluding dividends and borrowing expense on securities sold short(5),(6)	4.00%	4.02%
Ratio of net investment loss to average net assets(5),(6)	(2.76)%	(8.85)%
Portfolio turnover rate(4),(7)	461%	938%

(1)	Inception date of the Fund was February 1, 2018.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)

These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(7)

The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average fair value of long positions throughout the periods.

See Notes to Financial Statements.

Notes to Financial Statements

June 30, 2019 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Security Transactions, Income and Expenses

The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities

Notes to Financial Statements

June 30, 2019 (unaudited)

represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Distributions

The Fund intends to declare income dividends and distribute them to the sole shareholder monthly at rates that reflect the past and projected net income of the Fund. Subject to applicable law, the Fund may fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The Fund will pay the sole shareholder at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication

Notes to Financial Statements

June 30, 2019 (unaudited)

of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of June 30, 2019, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$737,065,797	$—	$—	$737,065,797
Exchange-Traded Funds	17,547,754	—	—	17,547,754

Total Investments in Securities	$754,613,551	$—	$—	$754,613,551
Derivative Contracts:
Forward Exchange Contracts(2)	—	16,209	—	16,209

Total	$754,613,551	$16,209	$—	$754,629,760

Liabilities:
Investments in Securities Sold Short:
Common Stocks(1)	$(635,758,757)	$—	$—	$(635,758,757)
Exchange-Traded Funds	(126,092,464)	—	—	(126,092,464)

Total Investments in Securities Sold Short	$(761,851,221)	$—	$—	$(761,851,221)
Derivative Contracts:
Forward Exchange Contracts(2)	$—	$(432)	$—	$(432)

Total	$(761,851,221)	$(432)	$—	$(761,851,653)

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Notes to Financial Statements

June 30, 2019 (unaudited)

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Notes to Financial Statements

June 30, 2019 (unaudited)

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays the Adviser a monthly management fee at the annual rate of 1.50%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans are perpetual, with the interest accrued at the Libor Rate plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2019 through June 30, 2019.

As of June 30, 2019, the loans receivable are recorded at amortized cost, which approximates fair value and was determined without the use of unobservable inputs that were internally developed by the Fund. The Fund would have categorized the loans within Level 3 of the fair value hierarchy defined in Note 2.

Financial support the Fund was contractually required to provide:

Type	Amount	Reasons for providing support
The Fund agrees to make revolving loans to Somerset Re Ltd. (a Bermuda based, reinsurance company) in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount (Maturities ranging from June 23, 2020 to May 1, 2024)	$156,087,216 (principal) and $842,067 (accrued interest)	The proceeds of the loans shall be used by Somerset Re Ltd. to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset Re Ltd.

For the six months ended June 30, 2019, the Fund made additional loans with a principal balance of $98,887,216 to the sole shareholder. During the six months ended June 30, 2019, the Fund earned interest of approximately $2,226,000 on the outstanding loans. The Fund did not collect any principal payments during the six months ended June 30, 2019.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Investment Transactions

Notes to Financial Statements

June 30, 2019 (unaudited)

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended June 30, 2019, were as follows:

	Purchases	Sales

U.S. Government	$—	$—
Other	3,789,438,760	3,612,180,740
Short Sales	4,450,196,744	4,681,757,131

9. Taxes

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the six months ended June 30, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$63,461,298

Unrealized appreciation	$22,634,467
Unrealized depreciation	(93,333,435)

Net unrealized appreciation (depreciation)	$(70,698,968)

10. Capital Share Transactions

Transactions in capital shares for the six months ended June 30, 2019 and for the period ended December 31, 2018 were as follows:

	Six Months Ended June 30, 2019		Period Ended December 31, 2018(1)

	Shares	Amount	Shares	Amount

Shares Created	9,413,018	$ 96,117,298	16,606,145	$ 166,061,445
Shares Reinvested	—	—	2,358,083	23,392,185

Net increase	9,413,018	$ 96,117,298	18,964,228	$ 189,453,630

(1) Inception date of the Fund was February 1, 2018.

11. Principal Risks

Concentration of Credit Risk

The Fund maintains its cash and cash equivalents in a financial institution, State Street Bank and Trust Company, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.

Counterparty Risk

Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.

Notes to Financial Statements

June 30, 2019 (unaudited)

Investment and Market Risk

The risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fixed Income Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Foreign Exchange Risk

The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates.

12. Derivative Contracts

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of setoff in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The Fund presents OTC derivatives that are executed with the same counterparty under the same master netting agreement on a gross basis, even though the criteria for the right of setoff may be met.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The Fund considers the average month-end notional amounts during the period, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the six months ended June 30, 2019.

	Monthly Average Notional Amount
	Long	Short

Forward Currency Exchange Contracts	62,316,113	25,229,437

The fair value on the Statement of Assets and Liabilities and the effect on the Statement of Operations, of open derivative instruments, whose primary underlying risk exposure is foreign exchange risk at June 30, 2019 was as follows:

	Assets	Liabilities	Realized Gain (Loss)	Unrealized Gain (Loss)

Forward Currency Exchange Contracts	$ 16,209	$ 432	$ (157,736)	$ 39,427

Notes to Financial Statements

June 30, 2019 (unaudited)

The Fund is required to disclose the effect of offsetting assets and liabilities presented in the Statement of Assets and Liabilities to enable financial statement users to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities include financial instruments and derivative contracts that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: Each of the two parties owes the other determinable amounts, the Fund has the right to setoff the amounts owed with the amounts owed by the other party, the Fund intends to setoff, and the Fund’s right of setoff is enforceable at law.

The following table presents the effects or potential effects of netting arrangements for derivative contracts in the Statement of Assets and Liabilities as of June 30, 2019:

Counterparty	Gross amounts of recognized assets	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank & Trust Company	$16,209	$(432)	$—	$—	$15,777

Counterparty	Gross amounts of recognized liabilities	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank & Trust Company	$(432)	$432	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

13. Subsequent Events

From July 1, 2019 to August 29, 2019, the Fund had an additional subscription of $30,000,000.

From July 1, 2019 to August 29, 2019, the Fund entered into additional loans with the sole shareholder with a total principal amount of $30,000,000. The proceeds of the loans shall be used by the sole shareholder to provide the cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by the sole shareholder.

Other Information

June 30, 2019 (unaudited)

Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s general oversight. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019 and a description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available: (1) without charge, upon request, by calling toll free, 1-800-342-5734; and (2) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

Investment Objective and Policies (unaudited)

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. No assurance can be given that the Fund’s investment objective will be achieved. Except as expressly noted otherwise herein, the Fund’s investment objective, policies and strategies may be changed without the approval of the holders of a majority of the outstanding Common Shares or Preferred Shares (as defined below), if any.

The Fund will pursue its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund will take long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships (collectively, “MLPs”) and shares of real estate investment trusts (“REITs”). The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and depositary receipts, including American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund intends to maintain both long and short positions based predominantly on the fundamental analysis and views of Weiss Multi-Strategy Advisers LLC (the “Adviser”) on a particular investment. The Fund will take long positions in investments that the Adviser believes will allow the Fund to realize a benefit from an increase in the underlying prices of such securities. The Fund will take short positions in investments that the Adviser believes will allow the Fund to realize a benefit from a decrease in the underlying price of such securities. A “short sale” is a transaction in which the Fund sells a security that it does not own (and borrows the security to deliver it to the buyer) in anticipation that the market price of the security will decline. The proceeds received from the Fund’s short sales of securities will generally be used to purchase all or a portion of the Fund’s additional long positions in securities. The long and short positions held by the Fund may vary over time as market opportunities develop.

In pursuing the Fund’s investment objective, and consistent with applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Adviser will seek to enhance the Fund’s return through the use of leverage. The Fund will engage in short sales for investment purposes, principally when the Adviser believes the market price of securities will decline. In addition, although it has no current intention to do so, the Fund may use borrowings, including loans from certain financial institutions and the issuance of debt securities (collectively, “Borrowings”), in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such Borrowings. Furthermore, although it has no current intention to do so, the Fund may add leverage to its portfolio through the issuance of preferred shares (“Preferred Shares”) in an aggregate amount of up to 50% of the Fund’s total assets immediately after such issuance. The Fund also may acquire derivative instruments, primarily options or index options (e.g., calls and puts may be purchased or written). The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements. The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and net asset value in relation to market changes. The Fund’s leverage strategy may not work as planned or achieve its goal. In addition, the Fund may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund’s investments may be denominated in U.S. dollars or in foreign currencies. In order to minimize the impact of currency fluctuations, the Adviser may at times hedge certain or all of the Fund’s investments denominated in foreign currencies into U.S. dollars. Foreign currency transactions in which the Fund is likely to invest include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. These transactions may be used to hedge against the risk of loss due to changing currency exchange rates.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as six months and, in some cases, even longer. Regulatory limitations or bans on short selling activities may prevent the Fund from fully implementing its strategy. To secure the Fund’s obligation to cover its short positions, the Fund may pledge securities that it owns as collateral to the broker. This pledged collateral is segregated and maintained with the Fund’s custodian.

In all instances, the Fund intends to satisfy the quarterly diversification requirements set forth in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order for the Fund to be treated as a regulated investment company (“RIC”) under such provisions, including limitations on amounts invested into one or more MLPs.

Dividend Reinvestment Plan

Pursuant to the Fund’s dividend reinvestment plan (the “Plan”), all common shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by State Street Bank and Trust Company, as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such shareholders may not be able to transfer their shares to another bank or broker and continue to participate in the Plan.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Plan Agent.

Portfolio Managers

George Weiss, Jordi Visser, Charles Crow IV, Ron Lior, and David Betten served as the Fund’s portfolio managers.

George Weiss, Chief Executive Officer and Chairman: Founded George Weiss Associates, Inc. in 1978. Prior to establishing the company, George specialized in utility stocks and investing on behalf of institutional clients at Bache Halsey Stuart, Inc., in Hartford and briefly at Faulkner, Dawkins and Sullivan, Inc. He is a graduate of The Wharton School of Finance at the University of Pennsylvania where he is a Trustee Emeritus. He is also a Trustee Emeritus of the Woodrow Wilson Fellowship Foundation. Mr. Weiss is the founder of Say Yes to Education, Inc., (a charity dedicated to the educational advancement of inner-city students), a trustee of the Orphan Disease Pathway Project Foundation, and a Director of Somerset Re Ltd.

Jordi Visser, President and Chief Investment Officer: Joined the Adviser in 2005. Previously, Jordi was the founding Managing Partner of Anchor Point Asset Management, a global macro fund. A former Managing Director at Morgan Stanley, he traded various global equity derivative books for nine years. He opened the Morgan Stanley office in Sao Paulo, Brazil, and managed the derivative sales and trading effort there during the 1997–1998 emerging market crisis. Upon his return to New York in 1999, he managed index derivatives and ETF trading and was a member of the Equity Division Risk Committee. Jordi is a magna cum laude graduate of Manhattan College.

Charles Crow IV, Chief Data Scientist and Portfolio Manager: Joined the Adviser in 2013. Prior to joining Weiss, he was a Vice President in Quantitative and Derivatives Strategies at Morgan Stanley where he primarily focused on fundamental factors, quantitative portfolio construction and systematic long/short investment strategies. Previously, he designed and implemented an automated market-making system utilizing statistical arbitrage theory at ArtIsoft, Inc. in his hometown of Princeton, NJ. Charles is the Chief Data Scientist at Weiss Multi-Strategy Advisers LLC; his team focuses on driving investment and operational efficiency. In addition, Charles is a Portfolio Manager on the Weiss Alpha Balanced Risk strategy. He holds a B.S. in Computer Science from Johns Hopkins University and an M.S. in Operations Research from Columbia University.

Ron Lior, Portfolio Manager: Joined the Adviser in 1993. He began his tenure with the firm in capital structure arbitrage in Europe, Asia and Latin America. He co-developed financial stock models and built models for Japanese warrants and convertibles. Ron holds a dual degree in finance and mechanical engineering from the University of Pennsylvania.

David Betten, Portfolio Manager: Joined the Adviser in 1998. He began his tenure as a Trader for the Quantitative strategy and then became Co-Manager of proprietary trading and the Global Event strategy. Previously, he worked as a broker in the private client group at Quick and Reilly. David graduated with a BA in economics from the University of Pennsylvania.

INVESTMENT ADVISER

Weiss Multi-Strategy Advisers LLC

320 Park Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT

AND TRANSFER AGENT

State Street Bank and Trust Company

1 Lincoln Street

Boston, Massachusetts 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

51 John F. Kennedy Parkway, 5th Floor

Short Hills, NJ 07078

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

Date: September 3, 2019	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2019	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: September 3, 2019	By:	/s/ Scott Crowell
Scott Crowell
Treasurer
(Principal Financial Officer and Principal Accounting Officer)